UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.1%

                                                               SHARES          VALUE
                                                             ----------   ---------------
CONSUMER DISCRETIONARY -- 1.3%
   Apollo Group, Cl A * ..................................       16,500   $       947,265
                                                                          ---------------
CONSUMER STAPLES -- 19.8%
   Avon Products .........................................       56,500         1,826,645
   Brown-Forman, Cl B ....................................       17,500         1,018,150
   Clorox ................................................       26,000         1,682,200
   Energizer Holdings * ..................................       21,000         1,283,100
   Estee Lauder, Cl A ....................................        6,000           395,520
   Hershey ...............................................       21,000           987,210
   HJ Heinz ..............................................       28,000         1,312,360
   Kellogg ...............................................       19,000         1,043,860
   McCormick .............................................       28,000         1,107,960
   Molson Coors Brewing, Cl B ............................       27,000         1,197,720
   Ralcorp Holdings * ....................................       26,000         1,730,300
   Safeway ...............................................       47,000         1,109,200
                                                                          ---------------
                                                                               14,694,225
                                                                          ---------------
ENERGY -- 8.3%
   Chesapeake Energy .....................................       23,500           559,300
   PetroHawk Energy * ....................................       17,500           377,825
   Pioneer Natural Resources .............................       12,000           769,560
   Plains Exploration & Production * .....................       26,000           762,060
   Range Resources .......................................        6,000           286,560
   SandRidge Energy * ....................................       51,500           386,765
   Superior Energy Services * ............................       31,500           852,390
   Ultra Petroleum * .....................................       19,000           907,630
   Whiting Petroleum * ...................................       13,500         1,219,455
                                                                          ---------------
                                                                                6,121,545
                                                                          ---------------
FINANCIALS -- 13.4%
   Alleghany * ...........................................        3,500         1,040,060
   HCC Insurance Holdings ................................       59,000         1,604,210
   Invesco ...............................................       35,000           804,650
   Morningstar * .........................................       20,000           940,200
   Northern Trust ........................................       35,500         1,951,790
   Willis Group Holdings .................................       53,000         1,825,850
   WR Berkley ............................................       64,500         1,741,500
                                                                          ---------------
                                                                                9,908,260
                                                                          ---------------
HEALTH CARE -- 21.6%
   Allergan ..............................................       12,000           764,280
   Beckman Coulter .......................................       21,000         1,310,400
   Bio-Rad Laboratories, Cl A * ..........................        9,500         1,061,055
   Cephalon * ............................................       16,500         1,059,300
   CR Bard ...............................................       14,000         1,211,420
   Gen-Probe * ...........................................       27,000         1,279,530
   Hologic * .............................................       67,000         1,197,290

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)
COMMON STOCK -- CONTINUED

                                                               SHARES         VALUE
                                                             ----------   ---------------
HEALTH CARE -- CONTINUED
   Illumina * ............................................       12,000   $       502,440
   Laboratory Corp of America Holdings * .................       12,000           942,840
   Life Technologies * ...................................       23,500         1,285,685
   Mettler Toledo International * ........................        6,000           752,880
   Millipore * ...........................................        4,500           477,675
   Myriad Genetics * .....................................       35,500           852,355
   ResMed * ..............................................       10,500           718,515
   St. Jude Medical * ....................................       23,500           959,270
   West Pharmaceutical Services ..........................       23,500           983,475
   Zimmer Holdings * .....................................       10,500           639,555
                                                                          ---------------
                                                                               15,997,965
                                                                          ---------------
INDUSTRIALS -- 17.3%
   AMETEK ................................................       29,500         1,275,875
   Copart * ..............................................       17,500           624,575
   Dun & Bradstreet ......................................       12,000           923,640
   IDEX ..................................................       29,500           991,200
   ITT ...................................................       24,500         1,361,465
   Landstar System .......................................       14,000           619,080
   Pall ..................................................       17,500           682,325
   Republic Services, Cl A ...............................       35,500         1,101,565
   Ritchie Bros Auctioneers ..............................       17,500           409,500
   Roper Industries ......................................       27,000         1,647,540
   Stericycle * ..........................................       12,000           706,800
   Verisk Analytics, Cl A * ..............................       28,000           784,560
   Waste Connections * ...................................       47,000         1,682,130
                                                                          ---------------
                                                                               12,810,255
                                                                          ---------------
INFORMATION TECHNOLOGY -- 12.0%
   Ansys * ...............................................       17,500           787,500
   Concur Technologies * .................................       12,000           502,920
   Gartner * .............................................       17,500           421,400
   IHS, Cl A * ...........................................       23,500         1,190,745
   Informatica * .........................................       35,500           887,855
   Intuit * ..............................................       29,500         1,066,720
   National Instruments ..................................       22,500           778,050
   Paychex ...............................................       35,500         1,086,300
   VeriSign * ............................................       47,000         1,281,690
   Western Union .........................................       47,000           857,750
                                                                          ---------------
                                                                                8,860,930
                                                                          ---------------

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                              SHARES/
                                                                FACE
                                                               AMOUNT         VALUE
                                                             ----------   ---------------
MATERIALS -- 4.4%
   AptarGroup ............................................       31,500   $     1,355,760
   Ecolab ................................................       28,000         1,367,520
   Nalco Holding .........................................       23,500           581,155
                                                                          ---------------
                                                                                3,304,435
                                                                          ---------------
   TOTAL COMMON STOCK
      (Cost $60,901,324) .................................                     72,644,880
                                                                          ---------------
REPURCHASE AGREEMENT -- 3.0%
   Morgan Stanley
      0.080%, dated 04/30/10, to be repurchased on
      05/03/10, repurchase price $2,211,328 (collateralized
      by a U.S. Treasury Note, par value $2,225,909,
      1.375%, 01/15/20, total market value $2,255,543)
      (Cost $2,211,313) ..................................   $2,211,313         2,211,313
                                                                          ---------------
TOTAL INVESTMENTS-- 101.1%
   (Cost $63,112,637)+ ...................................                $    74,856,193
                                                                          ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $74,053,044.

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,112,637, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,240,783 AND $(497,227) RESPECTIVELY.

     AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

CSC-QH-002-0400

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.9%

                                                                SHARES          VALUE
                                                             -----------   ---------------
CONSUMER DISCRETIONARY -- 6.0%
   American Public Education * ...........................       150,000   $     6,352,500
   John Wiley & Sons, Cl A ...............................       298,000        12,596,460
   K12 * .................................................       225,000         5,325,750
   Matthews International, Cl A ..........................       225,000         7,875,000
   Panera Bread, Cl A * ..................................        37,000         2,883,780
   Tractor Supply ........................................        37,500         2,518,875
   Tupperware Brands .....................................        75,000         3,830,250
                                                                           ---------------
                                                                                41,382,615
                                                                           ---------------
CONSUMER STAPLES -- 11.4%
   Alberto-Culver, Cl B ..................................       525,000        15,120,000
   Del Monte Foods .......................................       825,000        12,325,500
   Flowers Foods .........................................       452,000        11,914,720
   Hain Celestial Group * ................................       450,000         8,901,000
   Lancaster Colony ......................................        37,500         2,061,375
   Lance .................................................       300,000         6,954,000
   Ruddick ...............................................       332,000        11,732,880
   Smart Balance * .......................................       680,000         4,522,000
   WD-40 .................................................       150,000         5,284,500
                                                                           ---------------
                                                                                78,815,975
                                                                           ---------------
ENERGY -- 5.5%
   Arena Resources * .....................................       113,000         4,173,090
   Gulfport Energy * .....................................       225,000         2,812,500
   Penn Virginia .........................................        75,000         1,913,250
   Resolute Energy * .....................................       340,000         4,549,200
   Rosetta Resources * ...................................       150,000         3,735,000
   SandRidge Energy * ....................................       525,000         3,942,750
   St. Mary Land & Exploration ...........................       112,500         4,527,000
   Superior Energy Services * ............................       378,000        10,228,680
   TETRA Technologies * ..................................       211,820         2,603,268
                                                                           ---------------
                                                                                38,484,738
                                                                           ---------------
FINANCIALS -- 15.1%
   Alleghany * ...........................................        23,000         6,834,680
   Allied World Assurance Holdings .......................       226,000         9,846,820
   Argo Group International Holdings .....................       241,000         7,950,590
   Arthur J Gallagher ....................................       225,000         5,910,750
   Brown & Brown .........................................       376,000         7,572,640
   First Mercury Financial ...............................       265,000         3,474,150
   First Midwest Bancorp .................................       225,000         3,420,000
   HCC Insurance Holdings ................................       225,000         6,117,750
   Healthcare Realty Trust REIT ..........................       530,000        12,794,200
   Interactive Data ......................................       333,000        11,145,510
   Morningstar * .........................................       195,000         9,166,950
   National Interstate ...................................       152,700         3,189,903
   Navigators Group * ....................................       225,000         9,029,250
   UMB Financial .........................................       204,000         8,592,480
                                                                           ---------------
                                                                               105,045,673
                                                                           ---------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                SHARES          VALUE
                                                             -----------   ---------------
HEALTH CARE -- 19.6%
   American Medical Systems Holdings * ...................       450,000   $     8,064,000
   athenahealth * ........................................       151,000         4,382,020
   Bio-Rad Laboratories, Cl A * ..........................        98,000        10,945,620
   ev3 * .................................................       255,000         4,878,150
   Genomic Health * ......................................       187,000         2,995,740
   Gen-Probe * ...........................................       188,000         8,909,320
   Immucor * .............................................       226,000         4,838,660
   Integra LifeSciences Holdings * .......................       225,000        10,221,750
   Luminex * .............................................       375,000         6,097,500
   Martek Biosciences * ..................................       263,000         5,793,890
   Masimo ................................................       230,000         5,384,300
   MedAssets * ...........................................       300,000         6,849,000
   Meridian Bioscience ...................................       226,000         4,517,740
   Myriad Genetics * .....................................       300,000         7,203,000
   NuVasive * ............................................       188,000         7,820,800
   SonoSite * ............................................       150,000         5,028,000
   SurModics * ...........................................       112,000         2,083,200
   Techne ................................................        97,000         6,426,250
   Teleflex ..............................................       111,000         6,806,520
   VCA Antech * ..........................................       225,000         6,403,500
   West Pharmaceutical Services ..........................       240,000        10,044,000
                                                                           ---------------
                                                                               135,692,960
                                                                           ---------------
INDUSTRIALS -- 17.5%
   ABM Industries ........................................       550,000        11,819,500
   Brady, Cl A ...........................................       375,000        12,885,000
   CLARCOR ...............................................       340,000        12,858,800
   Copart * ..............................................       185,000         6,602,650
   CoStar Group * ........................................       210,000         9,229,500
   Gardner Denver ........................................       108,900         5,476,581
   IDEX ..................................................       450,000        15,120,000
   Landstar System .......................................       225,000         9,949,500
   Ritchie Bros Auctioneers ..............................       300,000         7,020,000
   UTi Worldwide .........................................       300,000         4,755,000
   Wabtec ................................................       173,000         8,231,340
   Waste Connections * ...................................       490,000        17,537,100
                                                                           ---------------
                                                                               121,484,971
                                                                           ---------------
INFORMATION TECHNOLOGY -- 16.4%
   ArcSight * ............................................        98,000         2,227,540
   Ariba * ...............................................       603,000         8,604,810
   Blackboard * ..........................................       225,000         9,573,750
   Bottomline Technologies * .............................       265,000         4,611,000
   comScore * ............................................       271,000         4,918,650
   Concur Technologies * .................................       112,000         4,693,920
   Constant Contact * ....................................       265,000         6,770,750
   Ebix * ................................................       302,000         4,913,540
   FARO Technologies * ...................................       151,300         3,814,273
   FEI * .................................................        47,600         1,071,000
   Informatica * .........................................       190,000         4,751,900
   Jack Henry & Associates ...............................       225,000         5,742,000

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2010
                                                                     (UNAUDITED)
COMMON STOCK -- CONTINUED

                                                               SHARES/
                                                               FACE
                                                               AMOUNT           VALUE
                                                             ----------    ---------------
INFORMATION TECHNOLOGY -- CONTINUED
   MicroStrategy, Cl A * .................................        60,000   $     4,596,000
   National Instruments ..................................       300,000        10,374,000
   NeuStar, Cl A * .......................................       265,000         6,484,550
   NIC ...................................................       377,000         2,657,850
   Pegasystems ...........................................        38,000         1,203,460
   Progress Software * ...................................       152,000         4,902,000
   Solera Holdings .......................................        75,000         2,915,250
   Sourcefire * ..........................................       145,800         3,261,546
   Ultimate Software Group * .............................       272,000         9,098,400
   Wright Express * ......................................       195,500         6,641,135
                                                                           ---------------
                                                                               113,827,324
                                                                           ---------------
MATERIALS -- 5.5%
   AptarGroup ............................................       340,000        14,633,600
   Sensient Technologies .................................       450,000        14,188,500
   Silgan Holdings .......................................       150,000         9,049,500
                                                                           ---------------
                                                                                37,871,600
                                                                           ---------------
   TOTAL COMMON STOCK
      (Cost $576,973,484) ................................                     672,605,856
                                                                           ---------------
   REPURCHASE AGREEMENT -- 3.1%
      Morgan Stanley
      0.080%, dated 04/30/10, to be repurchased on
      05/03/10, repurchase price $21,684,672
      (collateralized by U.S. Treasury Note, par value
      $22,030,999, 1.375%, 01/15/20, total market value
      $22,118,251) (Cost $21,684,527) ....................   $21,684,527        21,684,527
                                                                           ---------------
   TOTAL INVESTMENTS-- 100.1%
      (Cost $598,658,011)+ ...............................                 $   694,290,383
                                                                           ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $693,866,674.

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $598,658,011, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $111,663,323 AND $(16,030,951) RESPECTIVELY.

     AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

     CSC-QH-001-1100

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 ACT")) are effective, based on the evaluation of these controls and procedures required by rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as definded in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               ----------------------------------
                               Philip T. Masterson
                               President
Date: June 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               ----------------------------------
                               Philip T. Masterson
                               President
Date: June 29, 2010


By (Signature and Title)       /s/ Michael Lawson
                               ----------------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    June 29, 2010